Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Summary of Income Tax Charge Recognized in Profit and Losses

The income tax charge recognized in profit and losses included the following:

Current Income Tax	2024	2023	2022
Current Income Tax on profits for the year	(32,595)	(31,924)	(11,682)
Total Current Income Tax expense	(32,595)	(31,924)	(11,682)

Deferred income tax	2024	2023	2022
Increase/(Decrease) in deferred income tax assets	3,150	1,757	229
(Decrease)/Increase in deferred income tax liabilities	(1,105)	739	(133)
Total Deferred income tax benefit / (expense)	2,045	2,496	96
Income Tax expense	(30,550)	(29,428)	(11,586)

Summary of Deferred Tax Assets / Liabilities

Deferred Tax Assets

The balance comprises temporary differences attributable to:

	2024	2023	2022
Tax Losses	793	233	348
Accrued Liabilities	3,196	773	99
Exchange differences	333	89	—
Other	1,045	1,193	51
Total	5,367	2,288	498

Deferred Tax Liabilities

The balance of Deferred Tax Liabilities is comprised of temporary differences attributable to:

	2024	2023	2022
Accrued receivables	795	353	946
Other	1,063	471	206
Total	1,858	824	1,152

Summary of Movements in Deferred Tax Assets

Movements:

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2024	233	773		89	1,193	2,288
(Charged) / Credited to profit & loss	560	2,423	—	244	(148)	3,079
At December 31, 2024	793	3,196		333	1,045	5,367

	Tax losses	Accrued liabilities		Exchange differences	Other	Total
At January 1, 2023	348	99		—	51	498
Credited / (Charged) to profit & loss	(115)	674		89	1,142	1,790
At December 31, 2023	233	773		89	1,193	2,288

Summary of Movements in Deferred Tax Liabilities

Movements:

	Accrued Liabilities	Other	Total
At January 1, 2024	353	471	824
Credited / (charged) to profit & loss	442	592	1,034
At December 31, 2024	795	1,063	1,858

At January 1, 2023	946	206	1,152
Credited / (charged) to profit & loss	(593)	265	(328)
At December 31, 2023	353	471	824

Summary of Reconciliation of Effective Tax Rate

The Group’s effective Income Tax rate in 2024 was 20.2% (16.5% and 9.6% in the years ended December 31, 2023 and 2022, respectively). For 2024 and 2023, the Group applied for fiscal consolidation in Malta resulting in a domestic rate of 5%. The reconciliation between the effective Income Tax rate and the statutory rate in Malta of 5% in 2024, 2023 and 2022 was as follows:

	2024	2023	2022
Profit before Income Tax	151,019	178,514	120,283
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(7,551)	(8,926)	(6,014)
Permanent differences:
Tax effect of non-taxable income	897	822	555
Effects from entities taxes with different rates	(14,565)	(15,930)	(5,440)
Other permanent differences (1)	(9,331)	(5,394)	(687)
Total	(30,550)	(29,428)	(11,586)

(1) During the year ended December 31, 2024, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries (due to higher income tax rates) and the effect of hyperinflation adjustment in Argentinean subsidiaries.